UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 141.47%
Corporate-Backed Revenue Bonds – 6.73%
Cloquet Pollution Control
Revenue
(Potlatch Project) 5.90%
10/1/26	5,500,000	$5,505,555
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,313,329
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 4.50%
10/1/37 (AMT)	2,705,000	2,728,642
		11,547,526
Education Revenue Bonds – 18.28%
Baytown Township Lease
Revenue
(St. Croix Preparatory
Academy) 5.75% 8/1/42	300,000	305,832
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/45	445,000	461,750
Series A 5.00% 7/1/29	270,000	291,200
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43	500,000	538,085
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	777,707
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	270,876
Series A 5.00% 7/1/44	775,000	810,270
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	209,953
5.50% 8/1/49	990,000	1,022,195
Minnesota Higher Education
Facilities Authority Revenue
(Augsburg College) Series
6-J1 5.00% 5/1/28	1,500,000	1,507,290
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,099,050
Minnesota Higher Education
Facilities Authority Revenue
Series D 5.00% 3/1/30	1,120,000	1,262,934
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	328,584
Series 7-M 5.125%
3/1/36	275,000	299,398
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	765,478
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,094,220
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,424,083
Series 7-A 5.00%
10/1/39	1,000,000	1,118,550
Series 7-U 5.00% 4/1/22	750,000	893,895
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	335,000	346,665
Series A 5.00% 9/1/44	700,000	710,682
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	863,460
University of Minnesota
Series A 5.25% 12/1/28	500,000	595,490
Series A 5.25% 4/1/29	1,000,000	1,148,160
Series C 5.00% 12/1/19	1,290,000	1,497,109
Series D 5.00% 12/1/27	1,110,000	1,302,097
Series D 5.00% 12/1/28	1,880,000	2,196,949
Series D 5.00% 12/1/29	2,265,000	2,638,997
Series D 5.00% 12/1/31	1,000,000	1,158,900
Series D 5.00% 12/1/36	3,000,000	3,431,610
		31,371,469
Electric Revenue Bonds – 8.97%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,263,792
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,098,600

(continues)     NQ-OVJ [12/14] 2/15 (13980) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	250,000	$259,127
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	605,860
5.00% 10/1/26	500,000	600,950
5.00% 10/1/27	320,000	382,784
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	117,274
Series A 5.00% 1/1/30	340,000	390,521
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30	1,300,000	1,546,285
Series B 5.00% 12/1/43	1,000,000	1,154,160
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25% 1/1/30	1,030,000	1,151,962
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,607,020
Series A 5.00% 1/1/26	1,000,000	1,195,060
Series A 5.00% 1/1/40	750,000	866,587
Series A 5.00% 1/1/46	1,000,000	1,146,950
		15,386,932
Healthcare Revenue Bonds – 41.48%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	637,804
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,298,376
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	591,605
5.00% 11/1/29	300,000	352,431
(Hazelden Foundation
Project)
4.75% 11/1/31	850,000	900,711
5.00% 11/1/41	1,600,000	1,717,568
City of Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	519,570
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Refunding Series A 5.00%
8/1/48	500,000	510,635
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	283,948
Series A 5.00% 4/1/40	270,000	273,073
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,000,000	1,099,320
6.00% 6/15/39	1,000,000	1,100,740
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,031,840
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea) 5.375%
10/1/44	680,000	683,910
Maple Grove Health Care
System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,154,571
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.375%
11/15/23	1,105,000	1,302,983
Series A 6.625%
11/15/28	1,150,000	1,361,565
Series B 6.50% 11/15/38
(ASSURED GTY)	2,295,000	2,684,943
Series D 5.00% 11/15/34
(AMBAC)	2,000,000	2,038,200
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25	1,000,000	1,041,080

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis - St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Childrens Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	$543,275
Minnesota Agricultural &
Economic Development
Board Revenue
Un-Refunded Balance
Series A 5.75% 11/15/26
(NATL-RE)	100,000	100,229
Series A 6.375%
11/15/29	195,000	195,856
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,379,125
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,380,088
Rochester Health Care
Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	5,040,549
Series C 4.50%
11/15/38 ●	2,750,000	3,185,297
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,058,410
Series A 5.30% 9/1/37	600,000	630,054
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	215,400
5.00% 9/1/34	165,000	188,047
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39 (ASSURED
GTY)	1,500,000	1,667,685
Series A 5.125% 5/1/30	5,175,000	5,814,785
Series B 5.00% 5/1/24	1,400,000	1,688,428
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services)
5.75% 7/1/39	3,315,000	3,739,983
Series C 5.50% 7/1/23	1,000,000	1,112,370
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A 5.00% 11/15/18
(NATL-RE)	1,380,000	1,543,972
Series A-1 5.25%
11/15/29	1,395,000	1,594,094
(Health Partners Obligation
Group Project) 5.25%
5/15/36	2,000,000	2,091,120
St. Paul Housing &
Redevelopment Authority
Hospital Revenue
(Health East Project)
6.00% 11/15/30	2,775,000	2,877,925
6.00% 11/15/35	2,500,000	2,589,400
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Carondelet Village
Project) Series A 6.00%
8/1/42	770,000	815,076
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,236,564
Series A 4.75% 11/1/31	740,000	754,682
Washington County Housing
& Redevelopment Authority
Revenue
(Birchwood & Woodbury
Projects) Series A 5.625%
6/1/37	1,500,000	1,546,050
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	459,816
Series A 5.75% 11/1/39	945,000	1,035,380
Series A 6.00% 5/1/47	1,475,000	1,627,043

(continues)     NQ-OVJ [12/14] 2/15 (13980) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	$496,969
4.75% 7/1/27	785,000	839,722
5.00% 7/1/23	1,010,000	1,065,297
5.00% 7/1/34	750,000	810,825
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,265,700
		71,174,089
Housing Revenue Bonds – 3.61%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	475,000	475,337
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	1,935,000	1,960,697
Minnesota State Housing
Finance Agency
(Residential Housing)
Series D 4.75% 7/1/32
(AMT) ●	760,000	770,541
Series I 5.15% 7/1/38
(AMT)	550,000	555,923
Series L 5.10% 7/1/38
(AMT)	1,085,000	1,122,096
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)
(FHLMC)	1,250,000	1,308,537
		6,193,131
Lease Revenue Bonds – 15.08%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	914,566
Series A 5.00% 6/1/38	5,500,000	6,363,610
Series A 5.00% 6/1/43	1,750,000	1,995,315
Series B 4.00% 3/1/26	3,000,000	3,289,080
Series B 5.00% 3/1/21	1,500,000	1,787,070
Series B 5.00% 3/1/29	3,525,000	4,140,677
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,186,026
5.00% 8/1/36	4,000,000	4,521,800
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	691,268
5.375% 10/1/30	965,000	980,237
		25,869,649
Local General Obligation Bonds – 7.33%
City of Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,587,962
Dakota County Community
Development Agency
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,104,334
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,154,540
Rocori Independent School
District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	1,149,774
Series B 5.00% 2/1/24	1,075,000	1,222,899
Series B 5.00% 2/1/25	1,115,000	1,264,611
Series B 5.00% 2/1/26	1,155,000	1,309,978
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,574,976
Series B 5.00% 2/1/26	1,000,000	1,199,050
Thief River Falls Independent
School District No. 564
(School Building) Series A
4.00% 2/1/32	10,000	10,769
		12,578,893

4 NQ-OVJ [12/14] 2/15 (13980)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 16.35%
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (FHA) (VA)	7,055,000	$9,608,346
Southern Minnesota
Municipal Power Agency
Power Supply System
Revenue
Series A 5.75% 1/1/18	2,120,000	2,193,288
St. Paul Housing &
Redevelopment Authority
Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,125,000	2,232,185
5.55% 11/1/23 (NATL-RE)
(IBC)	3,875,000	4,070,455
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,820,160
Series A 5.75% 7/1/18	2,000,000	2,324,820
University of Minnesota
Hospital & Clinics
6.75% 12/1/16	2,580,000	2,800,306
		28,049,560
Special Tax Revenue Bonds – 5.94%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	168,399
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	2,086,966
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,208,740
Series 1 5.50% 12/1/24
(AMT)	1,000,000	1,019,380
Series 5 5.70% 12/1/27	375,000	381,930
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,271,949
St. Paul Port Authority
(Brownsfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	959,476
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,097,971
		10,194,811
State General Obligation Bonds – 11.58%
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,637,125
Series B 5.00% 10/1/29	3,315,000	3,934,176
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,155,004
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	6,144,300
		19,870,605
Transportation Revenue Bonds – 4.50%
Minneapolis - St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	3,080,116
5.00% 1/1/22	670,000	785,387
Subordinate
Series B 5.00% 1/1/26	540,000	627,518
Series B 5.00% 1/1/26
(AMT)	500,000	580,715
Series B 5.00% 1/1/27	1,190,000	1,377,889
Series B 5.00% 1/1/30	500,000	572,045
Series B 5.00% 1/1/31	250,000	285,167
St. Paul Port Authority
Revenue
(Amherst H Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	418,855
		7,727,692
Water & Sewer Revenue Bonds – 1.62%
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,274,396
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,495,157
		2,769,553
Total Municipal Bonds
(cost $228,370,733)		242,733,910

(continues)     NQ-OVJ [12/14] 2/15 (13980) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

Total Value of
Securities – 141.47%
(cost $228,370,733)	$242,733,910
Liquidation Value of
Preferred
Stock – (43.71%)	(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 2.24%	3,847,613
Net Assets – 100.00%	$171,581,523
____________________

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2014. Interest rates reset periodically.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal
Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association
Collateral
IBC – Insured Bond Certificate
NATL-RE – Insured by National Public Finance Guarantee
Corporation
VA – Veterans Administration Collateral

6 NQ-OVJ [12/14] 2/15 (13980)

Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

Level 2
Municipal Bonds	$242,733,910

During the year ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-OVJ [12/14] 2/15 (13980) 7

Notes

December 31, 2014 (Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-OVJ [12/14] 2/15 (13980)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: